NOTES PAYABLE - Narratives (Details) - USD ($)	Oct. 31, 2025	Jun. 30, 2026	Mar. 22, 2026	Feb. 05, 2026	Dec. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Warrants to purchase shares of common stock				7,703
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrant	$ 137.5		$ 29.06	$ 137.5
Warrants outstanding, term	5 years	2 years 6 months 14 days			2 years 9 months 21 days
Minimum period from issuance of warrants	6 months
Warrant beneficial ownership limitation percentage	4.99%
Maximum common stock outstanding percentage	9.99%
Increase in beneficial ownership limitation	61 days
Senior Secured Notes
NOTES PAYABLE
Aggregate principal	$ 1,100,000
Warrants to purchase shares of common stock	8,000
Common stock, par value (in dollars per share)	$ 137.5
Gross proceeds received related to note payable	$ 1,000,000
Debt maturity date	Apr. 30, 2026
Maximum default interest rate	10.00%